Comprehensive Income (Loss) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Components of Accumulated Other Comprehensive Income (Loss), Net of Related Deferred Income Taxes

At September 30, 2014 and December 31, 2013, the components of accumulated other comprehensive income (loss), net of related deferred income taxes were as follows (in thousands):

	September 30, 2014	December 31, 2013
Retirement-related benefit plans	$(62,156)	$(63,762)
Unrealized loss on foreign currency forward contracts and interest rate swaps	(3,118)	(2,684)
Unrealized foreign currency translation gain	18,761	15,050
Other (1)	4,921	1,501

Total accumulated other comprehensive loss, net of tax	$(41,592)	$(49,895)

(1)	Primarily relates to our share of Abacus’ accumulated other comprehensive income. See Note 5, Equity Method Investments.

Abacus’ Condensed Consolidated Statements of Comprehensive Income are as follows:

	Year Ended December 31,
	2013	2012	2011
	(Amounts in thousands)
Net income (loss)	$42,368	$(20,366)	$79,452
Other comprehensive loss	(4,043)	(9,379)	(3,588)

Comprehensive loss	38,325	(29,745)	75,864
Less: Comprehensive income (loss) attributable to noncontrolling interests	88	(76)	(81)

Comprehensive loss attributable to Abacus	$38,413	$(29,821)	$75,783

Components of Accumulated Other Comprehensive Income (Loss), Net of Related Deferred Income Taxes

At December 31, 2013 and 2012, the components of accumulated other comprehensive income (loss), net of related deferred income taxes were as follows:

	December 31,
	2013	2012
	(Amounts in thousands)
Defined benefit pension & other post retirement benefit plans	$(63,762)	$(86,158)
Unrealized loss on foreign currency forward contracts and interest rate swaps	(2,684)	(14,222)
Unrealized foreign currency translation gain	15,050	1,934
Other(1)	1,501	2,916

Total accumulated other comprehensive loss, net of tax	$(49,895)	$(95,530)

(1)	Primarily relates to our share of Abacus’ accumulated other comprehensive income. See Note 6, Equity Method Investments.

Reclassification Adjustments, Net of Tax

Reclassification adjustments, net of tax, for (gains) losses included in net income were as follows:

	Year Ended December 31,
	2013	2012	2011
	(Amounts in thousands)
Foreign currency translation(1)	$8,162	$888	$—
Foreign exchange contracts	(915)	2,890	(8,508)
Interest rate swaps	9,453	15,906	29,250
Prior service costs and actuarial gains	(5,409)	(6,716)	(7,285)

Total	$11,291	$12,968	$13,457

(1)	Relates to the dispositions of Zuji in 2013 and TravelGuru and Sabre Pacific in 2012. See Note 4, Discontinued Operations and Dispositions.